Pioneer Securitized
Income Fund

Schedule of Investments | April 30, 2020

Ticker Symbols: Class Y XSILX

Schedule of Investments | 4/30/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 98.1%
	ASSET BACKED SECURITIES - 43.9% of Net Assets
750,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.7%, 10/15/26 (144A)	$572,737
950,000(a)	CFMT LLC, Series 2019-HB1, Class M5, 6.0%, 12/25/29 (144A)	668,990
700,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	591,871
446,230	Diamond Resorts Owner Trust, Series 2018-1, Class D, 5.9%, 1/21/31 (144A)	430,170
299,805	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	282,579
500,000	Fair Square Issuance Trust, Series 2020-AA, Class D, 6.86%, 9/20/24 (144A)	448,782
600,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.62%, 6/15/27 (144A)	433,396
700,000	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26 (144A)	637,335
500,000	Republic Finance Issuance Trust, Series 2019-A, Class C, 5.1%, 11/22/27 (144A)	315,478
800,000	Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/30 (144A)	472,969
500,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	334,879
600,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 11/15/25 (144A)	545,578
	TOTAL ASSET BACKED SECURITIES
	(Cost $7,384,765)	$5,734,764
	COLLATERALIZED MORTGAGE OBLIGATIONS - 54.2% of Net Assets
795,063(a)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.0%, 10/25/68 (144A)	$557,402
500,000(a)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.754%, 2/10/37 (144A)	303,111
520,000(b)	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1B1, 5.297% (1 Month USD LIBOR + 435 bps), 4/25/31 (144A)	347,333
130,000(b)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 4.137% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	91,963
130,000(b)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 4.137% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	88,948
200,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 6.237% (1 Month USD LIBOR + 575 bps), 7/25/29	164,785
160,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 2.987% (1 Month USD LIBOR + 250 bps), 2/25/50 (144A)	79,022
150,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class B1, 4.587% (1 Month USD LIBOR + 410 bps), 3/25/50 (144A)	71,160
150,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.587% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	104,870
900,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B2, 11.487% (1 Month USD LIBOR + 1,100 bps), 10/25/48 (144A)	432,152
650,000(b)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 4.537% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	365,269
750,000(b)	Freddie Mac STACR Trust, Series 2019-FTR2, Class B1, 3.487% (1 Month USD LIBOR + 300 bps), 11/25/48 (144A)	394,336
900,000(b)	Freddie Mac STACR Trust, Series 2019-FTR3, Class B2, 5.747% (1 Month USD LIBOR + 480 bps), 9/25/47 (144A)	239,200
500,000(b)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.814% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	387,552
650,000(b)	Mortgage Insurance-Linked Notes Series, Series 2020-1, Class B1, 3.487% (1 Month USD LIBOR + 300 bps), 2/25/30 (144A)	329,099
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.544%, 8/15/36 (144A)	386,890
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 4.314% (1 Month USD LIBOR + 350 bps), 7/15/36 (144A)	433,892
750,000(a)	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.0%, 2/25/30 (144A)	607,425
500,000(b)	STACR Trust, Series 2018-DNA2, Class B1, 4.187% (1 Month USD LIBOR + 370 bps), 12/25/30 (144A)	346,393
780,000(b)	STACR Trust, Series 2018-DNA3, Class B2, 8.237% (1 Month USD LIBOR + 775 bps), 9/25/48 (144A)	318,584
294,370(b)	STACR Trust, Series 2018-HRP1, Class B2, 12.237% (1 Month USD LIBOR + 1,175 bps), 4/25/43 (144A)	141,033
750,000(b)	STACR Trust, Series 2018-HRP2, Class B1, 4.687% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	389,530
745,756(a)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 2/25/50 (144A)	492,795
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $12,127,117)	$7,072,744
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.1%
	(Cost $19,511,882)	$12,807,508
	OTHER ASSETS AND LIABILITIES - 1.9%	$243,045
	NET ASSETS - 100.0%	$13,050,553

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2020, the value of these securities amounted to $12,642,723, or 96.9% of net assets.

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2020.
(b)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2020.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$5,734,764	$–	$5,734,764
Collateralized Mortgage Obligations	–	7,072,744	–	7,072,744
Total Investments in Securities	$–	$12,807,508	$–	$12,807,508

During the period ended April 30, 2020, there were no transfers between Level 1, 2 and 3.